Segment and Geographic Information (Tables)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Segment And Geographic Information [Abstract]
Schedule Of Reportable Segment Information
(in millions, except percentages)	Reportable Segment
Three Months Ended	License	Maintenance	Consulting	Total
October 31, 2015
Revenues	$144.2	$354.4	$169.1	$667.7
Cost of revenues	38.6	63.1	140.0	241.7
Direct sales and marketing costs	88.6	-	-	88.6
Sales margin	$17.0	$291.3	$29.1	$337.4
Sales margin %	11.8%	82.2%	17.2%	50.5%

October 31, 2014
Revenues	$133.0	$373.3	$180.9	$687.2
Cost of revenues	27.9	65.3	138.2	231.4
Direct sales and marketing costs	91.3	-	7.2	98.5
Sales margin	$13.8	$308.0	$35.5	$357.3
Sales margin %	10.4%	82.5%	19.6%	52.0%

(in millions, except percentages)	Reportable Segment
Six Months Ended	License	Maintenance	Consulting	Total
October 31, 2015
Revenues	$265.2	$711.4	$331.8	$1,308.4
Cost of revenues	68.7	124.7	278.8	472.2
Direct sales and marketing costs	176.6	-	-	176.6
Sales margin	$19.9	$586.7	$53.0	$659.6
Sales margin %	7.5%	82.5%	16.0%	50.4%

October 31, 2014
Revenues	$325.6	$747.1	$368.6	$1,441.3
Cost of revenues	60.1	131.7	284.7	476.5
Direct sales and marketing costs	198.4	-	7.2	205.6
Sales margin	$67.1	$615.4	$76.7	$759.2
Sales margin %	20.6%	82.4%	20.8%	52.7%

	Reportable Segment
(in millions, except percentages)	License	Maintenance	Consulting	Total
Fiscal 2015 (11 months)
Revenues	$479.9	$1,333.8	$629.7	$2,443.4
Cost of revenues	105.6	237.7	506.9	850.2
Direct sales and marketing costs	331.3	-	7.2	338.5
Sales margin	$43.0	$1,096.1	$115.6	$1,254.7
Sales margin %	9.0%	82.2%	18.4%	51.4%

Fiscal 2014 (12 months)
Revenues	$553.4	$1,467.1	$749.5	$2,770.0
Cost of revenues	92.1	261.4	590.4	943.9
Direct sales and marketing costs	377.1	-	-	377.1
Sales margin	$84.2	$1,205.7	$159.1	$1,449.0
Sales margin %	15.2%	82.2%	21.2%	52.3%

Fiscal 2013 (12 months)
Revenues	$531.6	$1,442.7	$763.5	$2,737.8
Cost of revenues	77.3	254.2	590.2	921.7
Direct sales and marketing costs	379.4	-	-	379.4
Sales margin	$74.9	$1,188.5	$173.3	$1,436.7
Sales margin %	14.1%	82.4%	22.7%	52.5%

Schedule Of Reconciliation Of Revenue And Operating Profit From Segments To Consolidated
	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions)	2015	2014	2015	2014

Reportable segment revenues	$667.7	$687.2	$1,308.4	$1,441.3
Purchase accounting revenue adjustments (1)	(4.4)	(1.6)	(4.8)	(2.5)
Total revenues	$663.3	$685.6	$1,303.6	$1,438.8

Reportable segment sales margin	$337.4	$357.3	$659.6	$759.2
Other unallocated costs and operating expenses (2)	179.3	173.3	339.7	359.7
Amortization of intangible assets and depreciation	58.7	61.3	115.4	126.4
Restructuring costs	6.4	3.8	8.2	11.3
Income from operations	93.0	118.9	196.3	261.8
Total other expense, net	89.3	86.0	124.7	142.6

Income before income tax	$3.7	$32.9	$71.6	$119.2

(1)Adjustments to decrease reportable segment revenue for revenue that we would have recognized had we not adjusted acquired deferred revenue as required by GAAP.

(2)Other unallocated costs and operating expenses include certain sales and marketing expenses, research and development, general and administrative, acquisition-related and other costs, equity-based compensation, as well as adjustments for deferred costs recognized related to acquired deferred revenue.

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Reportable segment revenues	$2,443.4	$2,770.0	$2,737.8
Purchase accounting revenue adjustments (1)	(4.5)	(8.2)	(19.8)
Total revenues	$2,438.9	$2,761.8	$2,718.0

Reportable segment sales margin	$1,254.7	$1,449.0	$1,436.7
Other unallocated costs and operating expenses (2)	632.9	711.4	685.3
Amortization of intangible assets and depreciation	222.9	264.3	275.7
Restructuring costs	5.7	18.6	10.2
Income from operations	393.2	454.7	465.5
Total other expense, net	425.7	320.4	519.1

Income (loss) before income tax	$(32.5)	$134.3	$(53.6)

(1)Adjustments to decrease reportable segment revenue for revenue that we would have recognized had we not adjusted acquired deferred revenue as required by GAAP.

(2)Other unallocated costs and operating expenses include certain sales and marketing expenses, research and development, general and administrative, acquisition-related and other costs, equity-based compensation, as well as adjustments for deferred costs recognized related to acquired deferred revenue.

Summary Of Revenue By Geographic Region
(in millions)	Geographic Region
Three Months Ended	Americas	EMEA	APAC	Total
October 31, 2015
Software license fees and subscriptions	$97.9	$33.0	$9.0	$139.9
Product updates and support fees	229.0	99.4	25.9	354.3
Software revenues	326.9	132.4	34.9	494.2
Consulting services and other fees	92.5	64.3	12.3	169.1
Total revenues	$419.4	$196.7	$47.2	$663.3

October 31, 2014
Software license fees and subscriptions	$85.2	$37.3	$10.3	$132.8
Product updates and support fees	231.5	110.4	30.1	372.0
Software revenues	316.7	147.7	40.4	504.8
Consulting services and other fees	90.9	74.5	15.4	180.8
Total revenues	$407.6	$222.2	$55.8	$685.6

(in millions)	Geographic Region
Six Months Ended	Americas	EMEA	APAC	Total
October 31, 2015
Software license fees and subscriptions	$185.5	$59.0	$16.4	$260.9
Product updates and support fees	459.6	198.6	52.7	710.9
Software revenues	645.1	257.6	69.1	971.8
Consulting services and other fees	177.7	129.2	24.9	331.8
Total revenues	$822.8	$386.8	$94.0	$1,303.6

October 31, 2014
Software license fees and subscriptions	$201.8	$93.0	$30.0	$324.8
Product updates and support fees	459.5	225.9	60.3	745.7
Software revenues	661.3	318.9	90.3	1,070.5
Consulting services and other fees	179.3	156.6	32.4	368.3
Total revenues	$840.6	$475.5	$122.7	$1,438.8

	Geographic Region
(in millions)	Americas	EMEA	APAC	Total
Fiscal 2015 (11 months)
Software license fees and subscriptions	$300.8	$133.7	$44.7	$479.2
Product updates and support fees	840.7	386.3	103.3	1,330.3
Software revenues	1,141.5	520.0	148.0	1,809.5
Consulting services and other fees	312.7	264.7	52.0	629.4
Total revenues	$1,454.2	$784.7	$200.0	$2,438.9

Fiscal 2014 (12 months)
Software license fees and subscriptions	$338.2	$160.9	$49.2	$548.3
Product updates and support fees	895.3	453.0	117.6	1,465.9
Software revenues	1,233.5	613.9	166.8	2,014.2
Consulting services and other fees	347.4	331.2	69.0	747.6
Total revenues	$1,580.9	$945.1	$235.8	$2,761.8

Fiscal 2013 (12 months)
Software license fees and subscriptions	$307.8	$160.4	$49.9	$518.1
Product updates and support fees	883.8	433.4	124.0	1,441.2
Software revenues	1,191.6	593.8	173.9	1,959.3
Consulting services and other fees	354.5	328.7	75.5	758.7
Total revenues	$1,546.1	$922.5	$249.4	$2,718.0

Summary Of Long-Lived Tangible Assets By Geographic Region

	Geographic Region
(in millions)	Americas	EMEA	APAC	Total
October 31, 2015	$71.1	$22.3	$6.6	$100.0
April 30, 2015	$51.1	$24.6	$6.1	$81.8

	Geographic Region
(in millions)	Americas	EMEA	APAC	Total
April 30, 2015	$51.1	$24.6	$6.1	$81.8
May 31, 2014	$50.6	$26.5	$5.7	$82.8

Schedule Of Revenues By Country

	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions)	2015	2014	2015	2014

United States	$380.7	$362.5	$743.5	$747.0
All other countries	282.6	323.1	560.1	691.8
Total revenues	$663.3	$685.6	$1,303.6	$1,438.8

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
United States	$1,295.1	$1,391.9	$1,334.4
All other countries	1,143.8	1,369.9	1,383.6
Total revenues	$2,438.9	$2,761.8	$2,718.0

Schedule Of Long-Lived Tangible Assets By Country

	October 31,	April 30,
(in millions)	2015	2015

United States	$69.1	$48.5
All other countries	30.9	33.3
Total long-lived tangible assets	$100.0	$81.8

	April 30,	May 31,
(in millions)	2015	2014
United States	$48.5	$49.4
Germany	6.5	8.6
All other countries	26.8	24.8
Total long-lived tangible assets	$81.8	$82.8